Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Components of Income Tax Expense

The components of income tax expense for the three years ended December 31 were:

(Dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Current tax expense	$379	$499	$149
Deferred tax (benefit) expense	681	320	(66)
Total tax expense	$1,060	$819	$83

Effective Income Tax Rate Reconciliation

A reconciliation of the statutory income tax expense computed at 34% to the income tax expense included in the consolidated statements of income follows:

(Dollars in thousands)	Years Ended December 31,
	2017	2016	2015
Income before income taxes	$5,597	$5,975	$3,141
Statutory tax rate	34.0%	34.0%	34.0%
Federal tax at statutory rate	1,903	2,032	1,068
Tax-exempt interest	(443)	(427)	(391)
Net earnings on BOLI	(75)	(84)	(99)
Gain from life insurance proceeds	-	(124)	(34)
Dividend from unconsolidated subsidiary	(17)	(15)	(15)
Stock-based compensation	24	23	20
Federal tax credits	(722)	(572)	(570)
Merger and acquisition expenses	-	-	115
Tax reform adjustment	416	-	-
Other permanent differences	(26)	(14)	(11)
Total tax expense	$1,060	$819	$83
Effective tax rate	18.9%	13.7%	2.6%

Schedule of Deferred Tax Assets and Liabilities

The components giving rise to the net deferred tax asset are detailed below:

(Dollars in thousands)	Years Ended December 31,
	2017	2016
Deferred Tax Assets
Allowance for loan losses	$369	$413
Deferred directors' compensation	338	534
Employee and director benefits	320	535
Qualified pension liability	512	847
Unrealized losses on securities available for sale	439	429
Unrealized loss from securities impairment	37	106
Investment in low income housing project	141	159
Fair value adjustments to acquired assets and liabilities	168	277
Tax credit carryforward	75	209
Valuation reserves on other real estate owned	1	70
Other	-	83
Total deferred tax assets	2,400	3,662

Deferred Tax Liabilities
Depreciation	(345)	(272)
Equity income from unconsolidated subsidiary	(368)	(645)
Loan origination costs	(340)	(440)
Prepaid expense	(230)	(386)
Annuity earnings	(52)	(79)
Fair value of mortgage servicing rights	(47)	(70)
Intangible assets	(18)	(42)
Goodwill	(324)	(479)
Other	(24)	-
Total deferred tax liabilities	(1,748)	(2,413)
Net deferred tax asset included in other assets	$652	$1,249